Note 23 Maturity of liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 10,981	€ 12,110	€ 10,131	[1],[2]	€ 9,972
Not later than one year [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	1,556	1,356	1,754
Later than one year and not later than three years [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	319	962	663
Later than three years and not later than five years [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	720	2,425	1,664
Later than five years [member]
Cash flows of liabilities under insurance and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 8,387	€ 7,367	€ 6,050

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).